Goodwill and Intangible Assets, Net - Schedule of Acquired Intangible Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member] CNY	Dec. 31, 2012 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] USD ($)	Dec. 31, 2012 Customer Relationships [Member] Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member] CNY	Dec. 31, 2013 Leases, Acquired-in-Place [Member] CNY	Dec. 31, 2012 Leases, Acquired-in-Place [Member] CNY	Dec. 31, 2013 Leases, Acquired-in-Place [Member] USD ($)	Dec. 31, 2013 Health Care Qualification [Member] CNY	Dec. 31, 2012 Health Care Qualification [Member] CNY	Dec. 31, 2013 Health Care Qualification [Member] USD ($)	Dec. 31, 2012 Health Care Qualification [Member] CAH [Member] CNY	Dec. 31, 2013 Oncology Operation License [Member] CNY	Dec. 31, 2012 Oncology Operation License [Member] CNY	Dec. 31, 2013 Oncology Operation License [Member] USD ($)	Dec. 31, 2012 Oncology Operation License [Member] CAH [Member] CNY	Dec. 31, 2013 Other Intangible Assets [Member] CNY	Dec. 31, 2012 Other Intangible Assets [Member] CNY	Dec. 31, 2013 Other Intangible Assets [Member] USD ($)	Dec. 31, 2012 Other Intangible Assets [Member] Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY
Intangible assets, net:
Intangible assets, net, beginning balance		146,512	129,018					98,779	121,644	$ 12,534		5,537	7,374	$ 690	28,500		$ 4,212		9,286		$ 1,298		4,410		$ 567
Acquisition					2,456		40,000				2,456							30,000				10,000
Contributions by noncontrolling interests			4,900			4,900																				4,900
Disposal			(1,204)						(1,204)
Amortization expenses	(4,901)	(29,669)	(28,658)	(25,058)				(22,899)	(24,117)			(1,361)	(1,837)		(3,000)	(1,500)			(1,429)	(714)			(980)	(490)
Intangible assets, net, ending balance	19,301	116,843	146,512	129,018				75,880	98,779	12,534		4,176	5,537	690	25,500	28,500	4,212		7,857	9,286	1,298		3,430	4,410	567
Intangible assets, cost		275,708						215,730				15,078			30,000				10,000				4,900
Less: accumulated amortization		(158,865)						(139,850)				(10,902)			(4,500)				(2,143)				(1,470)